Funding debts (Tables)	12 Months Ended
Dec. 31, 2019
Funding debts
Debt Instrument [Line Items]
Schedule of outstanding funding debts

The following table summarized the Company’s outstanding funding debts as of December 31, 2019 (in thousands):

		Less than One	One to	More than
	Total	Year	Two Years	Two Years
Short-term funding debts	$173,821	$173,821	$—	$—
Long-term funding debt	22,260	—	22,260	—
Total	$196,081	$173,821	$22,260	$—